Appendix 2.1 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Line Items]
Trade and other current receivables	$ 478,170,067	$ 406,968,537
Non-current receivables	60,527,843	36,182,399
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	527,649,947	463,626,345
Non-current receivables	60,527,843	36,182,399
Portfolio By Type | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	457,053,617	415,039,522
Non-current receivables	2,046,845	1,917,828
Portfolio By Type | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	26,520,834	33,630,393
Portfolio By Type | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	8,065,762	17,506,620
Portfolio By Type | Gross Carrying Amount [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		3,996,144
Portfolio By Type | Gross Carrying Amount [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	3,947,386
Portfolio By Type | Gross Carrying Amount [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,096,447	2,189,405
Portfolio By Type | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,400,998	4,565,337
Portfolio By Type | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,945,691	2,861,581
Portfolio By Type | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,528,489	2,470,973
Portfolio By Type | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,863,502	1,796,958
Portfolio By Type | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	47,716,556	54,604,283
Portfolio By Type | Gross Carrying Amount [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	360,967,952	291,372,543
Portfolio By Type | Trade receivables, generation [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,155,988	3,057,994
Portfolio By Type | Trade receivables, generation [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,453,308	333,079
Portfolio By Type | Trade receivables, generation [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		279,100
Portfolio By Type | Trade receivables, generation [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	708,552
Portfolio By Type | Trade receivables, generation [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	203,487	10,021
Portfolio By Type | Trade receivables, generation [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	7,836	42,015
Portfolio By Type | Trade receivables, generation [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	39,787	334,298
Portfolio By Type | Trade receivables, generation [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	483,751	399,552
Portfolio By Type | Trade receivables, generation [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	153,929	228,498
Portfolio By Type | Trade receivables, generation [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	6,715,665	4,116,040
Portfolio By Type | Trade receivables, generation [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	206,862,868	186,724,468
Portfolio By Type | Trade receivables, generation [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	30,167	45,285
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	671,037	3,057,994
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	248,135	333,079
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		279,100
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	140,571
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	224	10,021
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	7,274	42,015
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	39,001	334,298
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	43,681	399,552
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	56,046	228,498
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	5,835,279	4,116,040
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	198,424,050	186,724,468
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	484,951
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,205,173
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	567,981
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	203,263
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	562
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	786
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	440,070
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	97,883
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	880,386
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	8,438,818
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	30,167	45,285
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	217,785,171	195,525,065
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	30,167	45,285
Non-current receivables	21,255	62,563
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	205,465,298	195,525,065
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Others [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	12,319,873
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Others [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	30,167	45,285
Non-current receivables	21,255	62,563
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	24,738,695	27,144,334
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	626,151	3,428,065
Portfolio By Type | Trade receivables, distribution [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	6,411,330	15,240,414
Portfolio By Type | Trade receivables, distribution [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	201,124	1,933,127
Portfolio By Type | Trade receivables, distribution [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		2,949,158
Portfolio By Type | Trade receivables, distribution [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		767,886
Portfolio By Type | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	3,118,630
Portfolio By Type | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	120,204
Portfolio By Type | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,803,734	1,807,065
Portfolio By Type | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	89,226	372,319
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,259,159	4,174,604
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	134,003	348,718
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,657,934	2,192,656
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	247,970	334,627
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	962,658	1,727,453
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	82,080	343,968
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,618,954	1,371,073
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	90,619	197,387
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	40,492,377	44,191,184
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	508,514	6,297,059
Portfolio By Type | Trade receivables, distribution [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	146,934,065	101,580,927
Portfolio By Type | Trade receivables, distribution [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	7,140,852	3,067,148
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	6,873,601	6,565,888
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	51,148
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,662,570	4,590,254
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		397,617
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		940,754
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,225,278
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	102,522	168,838
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	475	1,809,919
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	918,487	357,379
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	124,385	30,481
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	164,424	7,237
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	7,898,789	13,521,914
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	46,775	106,433
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	38,401,049	17,522,970
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	128,817	248,972
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,768,167	1,458,386
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	10,100	400,120
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,374,138	1,326,869
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	4,076	158,851
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		302,412
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		209,251
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	586,415
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	714,141	352,568
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	9
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	542,116	1,481,759
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	161,478	1,163,383
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	110,765	88,164
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	388,845	142,797
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		197,538
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	349,255	940,106
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		53,965
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	7,558,209	9,682,123
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	825	27,276
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	6,542,678	2,271,061
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	49,652	13,256
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	16,096,927	19,120,060
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	564,903	3,027,945
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	3,374,622	9,323,291
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	197,048	1,376,659
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		1,705,992
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables		558,635
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	1,306,937
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	120,204
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	987,071	1,285,659
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	89,217	372,319
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	716,568	882,926
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	134,003	348,718
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	577,969	671,894
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	137,205	246,463
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	449,428	1,554,175
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	82,080	146,430
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	2,105,275	423,730
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	90,619	143,422
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	25,035,379	20,987,147
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	460,914	6,163,350
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	101,990,338	81,786,896
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	6,962,383	2,804,920
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	229,997,536	202,378,868
Non-current receivables	116,198	376,463
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	9,240,743	17,090,304
Non-current receivables	1,909,392	1,478,802
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	57,371,580	45,515,634
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	226,740	753,022
Non-current receivables	24,635
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	19,985,442	19,121,464
Non-current receivables		34,400
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	175,427	1,148,421
Non-current receivables		39,444
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	152,640,514	137,741,770
Non-current receivables	116,198	342,063
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other current receivables	8,838,576	15,188,861
Non-current receivables	$ 1,884,757	$ 1,439,358